Consolidated Statements Of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements Of Comprehensive Income [Abstract]
Unrealized gain on interest rate swap contracts, deferred income tax expense	$ 3,742	$ 4,128	$ 16,584
Foreign currency translation adjustments, income tax benefit	$ 1,565